Schedule I - Financial Information of Registrant, Statements of (Loss) Income and Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE (LOSS) INCOME [Abstract]
Interest and other	$ 2,749	$ 736
Interest expense	20,194	17,237
Loss on extinguishment of debt	2,267	2,384
Total operating costs and expenses	343,479	291,815
Income before income taxes	6,577	24,297
Income tax expense	2,044	6,285
Net income from continuing operations	4,533	18,012
Net loss from discontinued operations	(8,312)	(3,195)
Net (loss) income attributable to Standard Diversified Inc.	(10,623)	2,381
Comprehensive (loss) income attributable to Standard Diversified Inc.	(10,662)	2,244
Standard Diversified Inc. [Member]
STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE (LOSS) INCOME [Abstract]
Equity in income of subsidiaries	5,670	11,802
Interest and other	101	34
Total	5,771	11,836
General and administrative expenses	5,021	4,880
Interest expense	2,102	1,380
Loss on extinguishment of debt	959	0
Total operating costs and expenses	8,082	6,260
Income before income taxes	(2,311)	5,576
Income tax expense	0	0
Net income from continuing operations	(2,311)	5,576
Net loss from discontinued operations	(8,312)	(3,195)
Net (loss) income attributable to Standard Diversified Inc.	(10,623)	2,381
Equity in other comprehensive (loss) income of subsidiaries	(619)	204
Equity in other comprehensive income (loss) of discontinued operations	580	(341)
Comprehensive (loss) income attributable to Standard Diversified Inc.	$ (10,662)	$ 2,244